DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended								5 Months Ended	12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 03, 2017	Feb. 02, 2018	Feb. 03, 2017	Feb. 04, 2017	Jan. 30, 2015
Subsidiary, Sale of Stock [Line Items]
Capitalized software development costs	$ 489									$ 489
Amortization expense									$ 0	$ 82
Standard product warranty term, average remaining period										19 months
Advertising expense										$ 1,045	$ 772
Retained earnings (deficit)	(6,860)				$ (4,095)				(4,095)	(6,860)	(4,095)
Net revenue	21,963	$ 19,556	$ 19,521	$ 18,000	20,292	$ 16,473	$ 13,171	$ 12,228		79,040	62,164
Operating loss										(2,416)	(2,390)
Other non-current liabilities	$ 7,277				9,830				9,830	$ 7,277	9,830
Adjustment for adoption of accounting standard (Note 1)					$ 84				$ 84		$ 84		$ 1,009
SecureWorks
Subsidiary, Sale of Stock [Line Items]
Ownership percent in non-controlling interest	87.10%				87.50%				87.50%	87.10%	87.50%
Minimum
Subsidiary, Sale of Stock [Line Items]
Standard product warranty term										1 year
Maximum
Subsidiary, Sale of Stock [Line Items]
Standard product warranty term										3 years
Computer Equipment | Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										3 years
Computer Equipment | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										5 years
Building | Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										10 years
Building | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										30 years
Leasehold Improvements | Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										5 years
Leasehold Improvements | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										20 years
Machinery and Equipment | Minimum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										3 years
Machinery and Equipment | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										5 years
Software Development, Internal Use
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										5 years
Software Development | Maximum
Subsidiary, Sale of Stock [Line Items]
Estimated useful life										2 years
Accounting Standards Update 2016-16
Subsidiary, Sale of Stock [Line Items]
Retained earnings (deficit)												$ 84
Other non-current liabilities												$ (84)
Accumulated Deficit
Subsidiary, Sale of Stock [Line Items]
Adjustment for adoption of accounting standard (Note 1)					$ 84				$ 84		$ 84
Accumulated Deficit | Accounting Standards Update 2014-09
Subsidiary, Sale of Stock [Line Items]
Adjustment for adoption of accounting standard (Note 1)													$ 1,009